Warrants to purchase common shares	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Warrants to purchase common shares

11. Warrants to purchase common shares

The following is a summary of outstanding warrants to purchase common shares:

		Exercise
	# of	proceeds
	warrants	received

Outstanding as at January 1, 2009, 2010 and 2011 (i)	—	$—
Issued on February, 2011 private placement (ii)	3,345,920
Exercised in 2011	(700,000)	420,000
Outstanding as at December 31, 2011	2,645,920	420,000
Exercised in 2012	(464,558)	278,735
Expired on February 16, 2012	(2,181,362)	—
	—	698,735
Issued on March and May, 2012 private placement financings (see note 17)	4,502,821

Outstanding as at March 31, 2012 (expire from March 7 to May 4, 2014)	4,502,821

(i) There were no warrants outstanding in 2010.

(ii) The warrants that were issued in the February 2011 private placement (see note 7) had an exercise price of $0.60 and a expiry of February 16, 2012. The value attributed to these warrants was calculated using the Black-Scholes warrant valuation model utilizing the following weighted average assumptions:

Expected dividends paid per common share	Nil
Expected life in years	0.8
Expected volatility in the price of common shares	94%
Risk free interest rate	1.5%
Weighted average fair market value per share at grant date	$0.14